BASIC AND DILUTED NET EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Numerator:
Net income attributed to Sapiens shareholders	$ 8,183	$ 8,464
Denominator
Denominator for basic earnings per share - weighted average number of common shares, net of treasury stock	39,043	39,771
Stock options and warrants	2,254	1,962
Denominator for diluted net earnings per share - adjusted weighted average number of shares	41,297	41,733